Loss Per Share - Summary of Earnings Per Share Basic and Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Kingsoft Cloud Holdings Limited	¥ (962,259)	$ (147,471)	¥ (1,111,199)	¥ (1,006,442)
Accretion to redemption value of redeemable convertible preferred shares	(19,768)	(3,030)	(49,725)	(742,472)
Net loss attributable to ordinary shareholders	¥ (982,027)	$ (150,501)	¥ (1,160,924)	¥ (1,748,914)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	2,400,874,197	2,400,874,197	889,521,200	793,430,000
Basic and diluted loss per share | (per share)	¥ (0.41)	$ (0.06)	¥ (1.31)	¥ (2.20)